ORGANIZATION	12 Months Ended
Sep. 30, 2011
ORGANIZATION [Abstract]
ORGANIZATION

NOTE 1 - ORGANIZATION

IceWEB, Inc. (the "Company") began trading publicly in April 2002. Utilizing resources gained through acquisitions, we have developed two lines of business, IceWEB Storage products, and IceMAIL which is a hosted Microsoft Exchange application service. We currently have two wholly owned operating subsidiaries: IceWEB Storage Corporation (formerly known as Inline Corporation), and IceWEB Online, Inc.

BUSINESS OF ICEWEB

Since 2005, the Company has been focused on serving the commercial and federal markets with network security products and proprietary on-line software solutions. In 2008, the Company narrowed its focus and expanded its capabilities by acquiring INLINE Corporation, a data storage manufacturing company.

In March, 2009, the Company sold its wholly owned subsidiary, IceWEB Virginia, Inc. to an unrelated third party, and in the process exited its low-margin IT re-seller business products business to further focus on the higher margin data storage manufacturing business.

At the close of fiscal year 2011, the Company has three key product offerings:

•	Unified Network Storage Solutions
•	Purpose Built Network/Data Appliances
•	Cloud Computing Products/Services